Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment, Estimated Useful Lives	Term of lease
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment, Estimated Useful Lives
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment, Estimated Useful Lives